Income Taxes (Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed federal taxes at statutory rate									$ 28,879	$ 27,031	$ 25,722
State income taxes, net of federal tax benefit									887	(482)	1,982
Tax-exempt interest income									(498)	(500)	(616)
Bank-owned life insurance									(1,181)	(1,074)	(1,187)
Tax reserve adjustment									0	0	24
Other items, net									327	(704)	(650)
Income tax expense	$ 5,793	$ 5,129	$ 6,125	$ 11,367	$ 5,961	$ 6,010	$ 6,497	$ 5,803	$ 28,414	$ 24,271	$ 25,275